Inventory (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory
	March 31, 2018	December 31, 2017
Finished inventory	$66,362	$77,517
Raw materials and packaging	4,795	4,795
Total	$71,160	$82,312

	December 31, 2017	June 30, 2017	June 30, 2016
Finished inventory	$77,517	$216,711	$290,368
Raw materials and packaging	4,795	7,984	—
Total	$82,312	$224,695	$290,368